UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form 13F
Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended:  June 30, 2009
Check here if Amendment [   ]; Amendment Number:
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
Name:      Guinness Asset Management Limited
Address:   14 Queen Anne s Gate
           London, England
           SW1H 9AA
Form 13F File Number:      028-12636
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form. Person Signing this Report on Behalf of Reporting Manager:
Name:      Giles Robinette
Title:     Compliance Officer
Phone:     +44(0)20 7222 1665
Signature, Place, and Date of Signing:
  /s/ Giles Robinette        London, England            July 14, 2009

Report Type (Check only one.):
[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                           FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:            0
Form 13F Information Table Entry Total:       35
Form 13F Information Table Value Total:       48069
                                                (thousands)
List of Other Included Managers: NONE
Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

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                                     Form 13F INFORMATION TABLE

       COLUMN 1                COLUMN 2        COLUMN 3    COLUMN 4       COLUMN 5      COLUMN 6    COLUMN 7        COLUMN 8
- --------------------------  -------------      --------    --------   ---------------- ----------   --------  --------------------
                                                            VALUE    SHRS OR SH/ PUT/  INVESTMENT    OTHER      VOTING AUTHORITY
    NAME OF ISSUER          TITLE OF CLASS      CUSIP      (x$1000)  PRN AMT PRN CALL  DISCRETION   MANAGERS   SOLE  SHARED  NONE

issuer                             class          CUSIP     value  shares shput/cdiscotherSOLE   SHARENONE
- ----------------------------------------------------------------------------------------------------------------------------------
ANADARKO PETROLE                   COM            032511107    1832  40351SH     SOLE       40351
APACHE CORP                        COM            037411105    1674  23201SH     SOLE       23201
CAMECO CORP                        COM NPV        13321L108      21    824SH     SOLE         824
COMPANHIA ENERGETICA DE MINAS      SPON ADR PAR .0204409601      53   3970SH     SOLE        3970
CONOCOPHILLIPS                     COM            20825C104    2610  62053SH     SOLE       62053
ECHELON CORP                       OC COM         27874N105      51   5980SH     SOLE        5980
ENCANA CORP                        COM            292505104    1724  34717SH     SOLE       34717
FIRST SOLAR INC                    COM            336433107      42    260SH     SOLE         260
GLOBAL INDUSTRIES                  COM            379336100      16   2769SH     SOLE        2769
HALLIBURTON CO                     COM            406216101    2627 126908SH     SOLE      126908
HELIX ENERGY SOL                   COM            42330P107    1690 155480SH     SOLE      155480
HESS CORP                          COM            42809H107    2636  49037SH     SOLE       49037
IMPERIAL OIL                       COM NEW        453038408    2748  70730SH     SOLE       70730
JA SOLAR HLDGS CO LTD              SPONSORED ADR  466090107      55  11740SH     SOLE       11740
LDK SOLAR CO LTD                   SPONSORED ADR  50183L107      55   4873SH     SOLE        4873
MARATHON OIL CORP COM              COM            565849106    2766  91817SH     SOLE       91817
MEMC ELECTR MATLS INC              COM            552715104      67   3762SH     SOLE        3762
NEWFIELD EXPL CO                   COM            651290108    1805  55251SH     SOLE       55251
NEXEN INC                          COM            65334H102    2543 116871SH     SOLE      116871
NOBLE ENERGY INC                   COM            655044105    2773  47026SH     SOLE       47026
OCCIDENTAL PETE                    COM            674599105    2829  42994SH     SOLE       42994
OIL SERVICE HOLDRS TRUST           DEPOSITORY RECE678002106     215   2200SH     SOLE        2200
ORMAT TECHNOLOGIES INC             COM            686688102      55   1370SH     SOLE        1370
PATTERSON-UTI                      COM            703481101    1760 136877SH     SOLE      136877
PETRO-CANADA                       COM            71644E102    2684  69399SH     SOLE       69399
PETROBRAS-SP ADR                   SPONSORED ADR  71654V101    2806  84111SH     SOLE       84111
PIONEER NATURAL                    COM            723787107    1798  70493SH     SOLE       70493
RENESOLA LTD                       SPONSORED ADS  75971T103      64  11429SH     SOLE       11429
SUNCOR ENERGY INC                  COM            867229106    1327  43571SH     SOLE       43571
SUNPOWER CORP                      COM CL B       867652307      63   2626SH     SOLE        2626
SUNTECH PWR HLDGS CO LTD           ADR            86800C104      75   4176SH     SOLE        4176
SWIFT ENERGY COMPANY               COM            870738101    1906 114470SH     SOLE      114470
TRINA SOLAR LTD                    SPONSORED ADR  89628E104      36   1420SH     SOLE        1420
UNIT CORP                          COM            909218109    2374  86103SH     SOLE       86103
WHITING PETE CORP                  COM            966387102    2289  65100SH     SOLE       65100

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